Fixed Assets, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

Note 5. Fixed Assets, Net

Fixed assets comprised the following at December 31:

	2020	2019
Computer equipment	$90,707	$82,240
Warehouse and refrigeration equipment	-	157,839
Leasehold improvements	4,919	4,919
Total	95,626	244,998
Less: Accumulated depreciation	(75,562)	(183,090)
Fixed assets, net	$20,064	$61,908

For the years ended December 31, 2020 and 2019, depreciation expense totaled approximately $33,200 and $66,000, respectively. On December 2020, our warehouse and refrigeration equipment was sold to an unrelated party for $407,198 and the Company recorded gain on the sale of the equipment of $343,181.